Stockholders' Deficit (Details Textual) - USD ($)		1 Months Ended		2 Months Ended	9 Months Ended		12 Months Ended
	Oct. 20, 2016	Aug. 03, 2018	Jul. 20, 2017	Nov. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Stockholders' Deficit (Textual)
Common stock authorized					100,000,000		100,000,000
Common stock, par value					$ 0.001		$ 0.001
Common stock, shares issued					9,656,505		7,864,994
Common stock, shares outstanding					9,656,505		7,864,994
Preferred stock, par value					$ 0.001		$ 0.001
Preferred stock, shares authorized					10,000,000		10,000,000
Purchase agreement, description				The Company issued and sold an aggregate of 170,000 additional Units to the Purchasers, for total gross proceeds to the Company of approximately $425,000 before deducting offering expenses.
Aggregrate sale of shares					445,200
Deducting offering expenses.					$ 1,113,000
Maximum offering, units		4,600,000
Risk free interest rate					2.80%	1.90%
Expected stock price volatility					49.80%	47.80%
Expected life of options (years)					5 years	5 years
Expected dividend yield					0.00%	0.00%
Liability					$ 4,614,611		$ 5,286,596
Legal costs					833,470		$ 553,037
Acquired percentage			100.00%
Aggregate shares issued of the then-outstanding NeuroOne shares			3,500,000
2018 Private Placement [Member]
Stockholders' Deficit (Textual)
Purchase agreement, description		(i) 1 share (each, a "Share") of the Company's common stock and (ii) a warrant to purchase 1 share of common stock at an initial exercise price of $3.00 per share (the "2018 Warrants").
Maximum offering, units		4,000,000
Offering price, per share		$ 2.50
Cost of issuance					173,067
Cash commission, percentage		10.00%
Exercise price, per share		$ 3.45
Common stock purchase price, per share		10.00%
Warrants exercisable, term		5 years
Liability					26,878
Legal costs					$ 62,389
Over-Allotment Option [Member]
Stockholders' Deficit (Textual)
Maximum offering, units		600,000
Common Stock [Member]
Stockholders' Deficit (Textual)
Maximum offering, units		4,000,000
Net exchanges of shares							859,976
Warrant [Member]
Stockholders' Deficit (Textual)
Warrants exercisable, term		5 years
NeuroOne, Inc. [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued	5,131,514
Exercise price, per share	$ 0.03
Acquired percentage			100.00%
Aggregate shares issued of the then-outstanding NeuroOne shares			6,291,994
Net exchanges of shares			1,573,000
Subscription receivable	$ 9,050